Contract Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Change In Contract With Customer Liability [Line Items]
Contract with Customer, Liability	$ 5,936	$ 5,936	$ 6,264	$ 5,265
Revenues recognized from current period increases	328	629
Contract with customer liability revenue to be recognized,Remainder of 2021	700	700
Contract with customer liability revenue to be recognized, Remainder of 2022	1,700	1,700
Contract with customer liability revenue to be recognized, Remainder of 2023	1,700	1,700
Contract with customer liability revenue to be recognized, Remainder of 2024	1,500	1,500
Contract with customer liability revenue to be recognized, Remainder of 2025	300	300
Humana Affiliate Provider [Member]
Change In Contract With Customer Liability [Line Items]
Contract with Customer, Liability	5,900	5,900		$ 5,300
Revenues recognized from current period increases	$ 300	$ 600